Schedule of Change In Plan Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	$ 596,207,000
Employer contributions	30,903,000	$ 44,763,000
Balance at end of year	638,106,000	596,207,000
Pension
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	596,207,000	546,512,000
Actual return on plan assets, net	83,091,000	35,432,000
Employer contributions	30,903,000	44,763,000
Gross benefits paid	(72,095,000)	(30,500,000)
Balance at end of year	638,106,000	596,207,000
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	3,385,000	3,127,000
Participants' contributions	3,421,000	2,616,000
Gross benefits paid	$ (6,806,000)	$ (5,743,000)